Supplemental Financial Information	11 Months Ended
Dec. 31, 2021
Noble Finance Company [Member]
Supplemental Financial Information
Note 18— Supplemental Financial Information
Consolidated Statements of Cash Flows Information
Operating cash activities
The net effect of changes in other assets and liabilities on cash flows from operating activities is as follows:

	Noble
	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Accounts receivable	$6,245	$(41,344)	$50,802	$2,057
Other current assets	2,295	17,884	(866)	3,573
Other assets	(11,650)	8,521	(2,369)	16,218
Accounts payable	11,429	(16,819)	357	(2,279)
Other current liabilities	4,312	11,428	8,582	(4,700)
Other liabilities	32,928	(5,846)	(10,941)	(24,577)

Total net change in assets and liabilities	$45,559	$(26,176)	$45,565	$(9,708)

	Finco
	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Accounts receivable	$6,245	$(41,344)	$19,588	$2,057
Other current assets	(594)	19,398	7,830	4,046
Other assets	(11,618)	8,512	(800)	18,749
Accounts payable	15,822	(14,061)	(11,018)	(2,182)
Other current liabilities	4,125	11,623	16,055	(4,549)
Other liabilities	32,700	(5,936)	(10,941)	(24,577)

Total net change in assets and liabilities	$46,680	$(21,808)	$20,714	$(6,456)

Non-cash
investing and financing activities
Additions to property and equipment, at cost for which we had accrued a corresponding liability in accounts payable as of December 31, 2021, 2020 and 2019 were $36.5 million, $35.3 million and $36.0 million, respectively.
We entered into the $53.6 million 2019 Seller Loan to finance a portion of the purchase price for the
Noble Joe Knight
in February 2019. See “Note 8— Debt” for additional information.

Additional cash flow information is as follows:

	Noble
	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Cash paid during the period for:
Interest, net of amounts capitalized	$21,150	$—	$138,040	$289,457
Income taxes paid (refunded), net (1)	(8,113)	4,385	(133,708)	8,181

	Finco
	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Cash paid during the period for:
Interest, net of amounts capitalized	$21,150	$—	$138,040	$289,457
Income taxes paid (refunded), net (1)	(8,113)	4,385	(133,708)	8,181

(1)
The net tax refund for the period from February 6, 2021 to December 31, 2021 excludes withholding tax in Guyana of $15.1 million on gross revenue reimbursed by Exxon. Excluding such withholding tax, the net tax refund would be $23.3 million. The net tax refund for the period from January 1, 2021 to February 5, 2021 excludes withholding tax in Guyana of $1.4 million on gross revenue reimbursed by Exxon. Excluding such withholding tax, the net tax payment would be $3.0 million.